Label	Element	Value
MainStay Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Average Annual Total Returns (for the periods ended December 31, 2022)

				10 Years or
	Inception	1 Year	5 Years	Since
				Inception
Return Before Taxes
Class I	5/3/2004	-1.06%	2.54%	2.99%
Return After Taxes on Distributions
Class I		-2.93%	0.83%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-0.63%	1.22%	1.52%
Return Before Taxes
Class A	5/3/2004	-4.27%	1.66%	2.44%
Investor Class	2/28/2008	-3.85%	1.63%	2.41%
Class B	5/3/2004	-4.95%	1.51%	1.96%
Class C	5/3/2004	-3.18%	1.49%	1.95%
Class R3	2/29/2016	-1.76%	1.93%	3.17%
Class R6	2/28/2019	-1.06%	N/A	2.47%
SIMPLE Class	8/31/2020	-1.74%	N/A	2.00%

Morningstar LSTA US Leveraged Loan Index[1]		-0.77%	3.27%	3.65%

1.  The Morningstar LSTA US Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated March 23, 2023 (“Supplement”) to the

Prospectus dated February 28, 2023, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The table and footnotes in the section entitled “Average Annual Total Returns (for the periods ended December 31, 2022)” are deleted and replaced with the following to reflect revised figures provided by the Fund’s primary benchmark index provider:

MainStay Floating Rate Fund | cik0001469192_MorningstarLSTAUSLeveragedLoanIndex1Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar LSTA US Leveraged Loan Index1
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
MainStay Floating Rate Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.85%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2019
MainStay Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020